Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	2024	2023
Cash at bank and on hand	137,294	179,068
Short-term bank deposits	73,950	160,713
	211,244	339,781